Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of borrowings

	12.31.23	12.31.22
Non-current
Corporate notes (1)	44,345	45,268

Current
Corporate notes (1)	49,271	-
Interest from corporate notes	1,108	573
Financial loans	284	-
Total current	50,663	573

(1)	Net of debt issuance, repurchase and redemption expenses.
(2)	Relate to Import financing loans taken with ICBC bank, for 2,489,696 Chinese yuans (CNY). Annual interest rate: 15.5%

Schedule of borrowings currency denominations

	12.31.23	12.31.22
US dollars	94,724	45,841
Chinese yuans	284	-
Total Borrowings	95,008	45,841

Schedule of maturities of the company's borrowings and exposure to interest rate

	12.31.23	12.31.22
Fixed rate
Less than 1 year	50,663	573
From 1 to 2 years	44,345	45,268
Total fixed rate	95,008	45,841

Schedule of roll forward of the company's borrowings

	12.31.23	12.31.22	12.31.21
Balance at beginning of the year	45,841	62,245	76,922
Proceeds from borrowings	17,424	13,764	-
Payment of borrowings' interests	(1,857)	(2,790)	(5,428)
Paid from repurchase of Corporate Notes	-	(1,470)	(103)
Gain from repurchase of Corporate Notes	-	1,132	(19)
Payment of borrowings	(1,032)	(18,928)	-
Loss on debt restructuring	-	1,398	-
Payment of Corporate Notes issuance expenses	(736)	(1,759)	-
Exchange diference and interest accrued	81,985	25,277	16,798
Result from exposure to inflation	(46,617)	(33,028)	(25,925)
Balance at the end of year	95,008	45,841	62,245

Schedule of debt issued

		in USD					in millions of $
Corporate Notes	Class	Debt structure at 12/31/2022	Exchange	Issue	Payment / Repurchase	Debt structure at 12/31/2023	Debt structure at 12/31/2022	Debt structure at 12/31/2023
Fixed rate par note - Maturity 2024	2	30,000,000	-	30,945,000	-	60,945,000	16,010	49,854
Fixed rate par note - Maturity 2025	1	55,244,538	-	-	-	55,244,538	29,831	44,870
Total		85,244,538	-	30,945,000	-	116,189,538	45,841	94,724

		in USD					in millions of $
Corporate Notes	Class	Debt structure at 12/31/2021	Exchange	Issue	Payment / Repurchase	Debt structure at 12/31/2022	Debt structure at 12/31/2021	Debt structure at 12/31/2022
Fixed rate par note - Maturity 2022	9	98,057,000	(52,695,600)	-	(45,361,400)	-	62,248	-
Fixed rate par note - Maturity 2024	2	-	-	30,000,000	-	30,000,000	-	16,010
Fixed rate par note - Maturity 2025	1	-	55,244,538	-	-	55,244,538	-	29,831
Total		98,057,000	2,548,938	30,000,000	(45,361,400)	85,244,538	62,248	45,841